UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255
                                                     ---------

                       OPPENHEIMER INTERNATIONAL BOND FUND
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                                  Date of fiscal year end:  SEPTEMBER 30
                                                            ------------

                                  Date of reporting period:  03/31/2008
                                                             ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

March 31, 2008

--------------------------------------------------------------------------------
Oppenheimer                                                       Management
International Bond                                               Commentaries
Fund                                                                 and
                                                                  Semiannual
                                                                    Report
--------------------------------------------------------------------------------

MANAGEMENT COMMENTRIES

      An Interview with Your Fund's Manager

      Listing of Top Holdings

SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN GEOGRAPHICAL HOLDINGS
United States                       13.9%
France                              10.6
Germany                             10.4
Japan                                8.9
United Kingdom                       7.9
Brazil                               6.3
Canada                               3.4
Australia                            3.2
Peru                                 3.0
Russia                               2.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

REGIONAL ALLOCATION

[REGIONAL ALLOCATION CHART]

Europe                          39.6%
United States/Canada            17.3
Latin America                   17.1
Asia                            14.9
Middle East/Africa               6.2
Emerging Europe                  4.6
Supranational                    0.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                    9 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

      CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

      CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the

                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

      "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING            ENDING              EXPENSES
                                 ACCOUNT             ACCOUNT           PAID DURING
                                  VALUE               VALUE           6 MONTHS ENDED
ACTUAL                        OCTOBER 1, 2007     MARCH 31, 2008      MARCH 31, 2008
-------------                ----------------    ---------------     ----------------
Class A                       $  1,000.00         $ 1,109.20          $   4.76
Class B                          1,000.00           1,105.10              9.04
Class C                          1,000.00           1,105.60              8.51
Class N                          1,000.00           1,105.40              6.97
Class Y                          1,000.00           1,111.40              2.75

HYPOTHETICAL
(5% return before expenses)
Class A                          1,000.00           1,020.50              4.56
Class B                          1,000.00           1,016.45              8.66
Class C                          1,000.00           1,016.95              8.15
Class N                          1,000.00           1,018.40              6.68
Class Y                          1,000.00           1,022.40              2.63

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS         EXPENSE RATIOS
----------    --------------
Class A            0.90%
Class B            1.71
Class C            1.61
Class N            1.32
Class Y            0.52

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                       PRINCIPAL
                                                                        AMOUNT                 VALUE
                                                                     --------------        --------------
ASSET-BACKED SECURITIES -- 0.0%
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 6.161%, 11/14/13 (1,2)
(Cost $ 1,350,000)                                                   $    1,350,000        $    1,250,775
                                                                     ==============        ==============
U.S.GOVERNMENT OBLIGATIONS -- 0.8%
U.S.Treasury Nts., 3.25%, 12/31/09 (3) (Cost $101,984,520)              100,000,000           102,851,600
                                                                     ==============        ==============
FOREIGN GOVERNMENT OBLIGATIONS -- 61.8%
ARGENTINA -- 0.3%
Argentina (Republic of) Bonds:
3.092%, 8/3/12 (2)                                                       10,266,875             8,727,562
7%,10/3/15                                                                2,450,000             1,864,450
Series GDP, 0.971%, 12/15/35 (2)                                         14,920,000             1,797,860
Series V,7%, 3/28/11                                                     18,993,000            17,193,943
Series VII, 7%, 9/12/13                                                   4,700,000             3,850,280
                                                                     --------------        --------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 (4)                3,375,000             3,299,063
                                                                                           --------------
                                                                                               36,733,158
                                                                                           --------------
AUSTRALIA -- 3.1%
New South Wales Treasury Corp. Bonds, Series 10RG, 7%, 12/1/10           18,325,000 AUD        16,824,581
                                                                     --------------        --------------
New South Wales Treasury Corp. Sr. Unsec.Nts., 6%, 10/1/09              390,495,000 AUD       352,244,541
                                                                     --------------        --------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09           18,875,000 AUD        17,060,053
                                                                                           --------------
                                                                                              386,129,175
                                                                                           --------------
AUSTRIA -- 0.8%
Austria (Republic of) Unsec. Unsub. Nts.,Series E, 4%, 9/15/16           60,081,000 EUR        94,648,372
                                                                     --------------        --------------
BELGIUM -- 0.7%
Belgium (Kingdom of) Bonds, Series 44,5%, 3/28/35                        55,700,000 EUR        90,696,178
                                                                     --------------        --------------
BRAZIL -- 3.6%
Brazil (Federal Republic of) Bonds:
6%,1/17/17                                                               16,320,000            16,679,040
8%, 1/15/18                                                              43,285,000            48,587,413
8.75%,2/4/25                                                              2,135,000             2,620,713
8.875%,10/14/19                                                          28,355,000            35,089,313
10.50%,7/14/14                                                           17,650,000            22,459,625
                                                                     --------------        --------------
Brazil (Federal Republic of) Nts.:
7.875%,3/7/15                                                             4,000,000             4,530,000
10%,1/10/10                                                             198,234,000 BRR       107,483,600
10%,1/1/12                                                              142,758,000 BRR        75,753,593
10%,1/1/17                                                              185,202,000 BRR        90,839,433
                                                                     --------------        --------------
Brazil (Federal Republic of) Treasury Bills,10.697%, 7/1/08 (5)          92,400,000 BRR        51,253,749
                                                                                           --------------
                                                                                              455,296,479
                                                                                           --------------

                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                  PRINCIPAL
                                                                    AMOUNT                   VALUE
                                                              ------------------        ---------------
BULGARIA -- 0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                 $       1,500,000         $    1,758,750
8.25%, 1/15/15 (4)                                                     1,440,000              1,688,400
                                                                                         --------------
                                                                                              3,447,150
                                                                                         --------------
CANADA -- 3.2%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                        203,070,000 CAD        204,365,834
4.25%, 12/1/09                                                       198,820,000 CAD        198,907,164
                                                                                         --------------
                                                                                            403,272,998
                                                                                         --------------
COLOMBIA -- 0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 (4)              16,413,000,000 COP          7,649,836
                                                              ------------------         --------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                        3,390,000              3,644,250
10.75%, 1/15/13                                                       12,180,000             15,115,380
12%, 10/22/15                                                     19,665,000,000 COP         11,261,759
                                                              ------------------         --------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                        6,655,000              7,753,075
11.75%, 3/1/10                                                     7,228,000,000 COP          4,015,724
                                                              ------------------         --------------
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                   11,650,000             12,914,025
                                                                                         --------------
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14 (4)           6,850,000              7,089,750
                                                                                         --------------
                                                                                             69,443,799
                                                                                         --------------
COSTA RICA -- 0.0%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                  2,730,000              3,552,413
                                                              ------------------         --------------
DENMARK -- 0.6%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                                         109,710,000 DKK         23,317,335
4%, 11/15/15                                                          79,875,000 DKK         16,852,993
7%, 11/10/24                                                          28,975,000 DKK          7,908,744
                                                              ------------------         --------------
Denmark (Kingdom of) Nts., 4%, 8/15/08                               115,510,000 DKK         24,428,186
                                                                                         --------------
                                                                                             72,507,258
                                                                                         --------------
DOMINICAN REPUBLIC -- 0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%,
1/23/18                                                                2,705,118              2,880,950
                                                              ------------------         --------------
EGYPT -- 0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 (4)                                                           54,260,000 EGP         10,183,242
                                                              ------------------         --------------
EL SALVADOR -- 0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 (4)                                                    1,185,000              1,291,650
7.65%, 6/15/35 (4)                                                     7,740,000              8,243,100
                                                                                         --------------
                                                                                              9,534,750
                                                                                         --------------

                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                         PRINCIPAL
                                                                           AMOUNT             VALUE
                                                                      ---------------     --------------
FRANCE--10.1%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16                                                        243,495,000 EUR     $  364,854,237
4%, 10/25/38                                                          182,975,000 EUR        258,697,260
                                                                      -----------         --------------
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                        293,355,000 EUR        462,283,871
4.50%, 7/12/12                                                        116,140,000 EUR        188,528,329
                                                                                          --------------
                                                                                           1,274,363,697
                                                                                          --------------
GERMANY--9.8%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                              285,480,000 EUR        453,542,767
Series 05, 4%, 1/4/37 (6)                                             474,115,000 EUR        682,811,379
Series 07, 4.25%, 7/4/17                                               60,210,000 EUR         97,666,702
                                                                                          --------------
                                                                                           1,234,020,848
                                                                                          --------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 (4)                           6,100,000              6,405,000
                                                                      -----------         --------------
GREECE--1.7%
Greece (Republic of) Bonds, 4.60%, 5/20/13                            129,590,000 EUR        208,728,877
                                                                      -----------         --------------
GUATEMALA -- 0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 (4)                                                       160,000                186,080
10.25%, 11/8/11                                                         4,830,000              5,617,290
                                                                                          --------------
                                                                                               5,803,370
                                                                                          --------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 (4)                                                     11,305,000             11,898,513
6.90%, 1/17/18 (4)                                                      8,270,000              8,717,432
7.25%, 4/20/15 (4)                                                      7,450,000              7,971,500
                                                                      -----------         --------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (4)                6,540,000              7,373,850
                                                                                          --------------
                                                                                              35,961,295
                                                                                          --------------
ISRAEL--0.7%
Israel (State of) Bonds:
5.50%, 2/28/17                                                        185,040,000 ILS         51,693,548
Series 2682, 7.50%, 3/31/14                                           107,990,000 ILS         34,027,563
                                                                                          --------------
                                                                                              85,721,111
                                                                                          --------------
ITALY--2.2%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,
  4.20%, 7/1/09 (2)                                                   173,190,000 EUR        273,859,541

                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                         PRINCIPAL
                                                                           AMOUNT               VALUE
                                                                     ------------------    ----------------
JAPAN--8.5%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                                    41,477,000,000 JPY    $    416,919,164
10 yr., Series 245, 0.90%, 12/20/12                                  19,348,000,000 JPY         195,514,180
10 yr., Series 288, 1.70%, 9/20/17                                   17,087,000,000 JPY         178,852,961
30 yr., Series 25, 2.30%, 12/20/36                                   27,840,000,000 JPY         274,545,746
                                                                                           ----------------
                                                                                              1,065,832,051
                                                                                           ----------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
  7/31/12 (1)                                                           107,980,000 MYR          40,680,288
                                                                     --------------        ----------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15              39,730,000 MYR          13,179,156
                                                                                           ----------------
                                                                                                 53,859,444
                                                                                           ----------------
MEXICO--1.8%
Mexican Williams Sr. Nts., 5.488%, 11/15/08 (1,2)                           500,000                504,100
                                                                     --------------        ----------------
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                                                10,815,000              11,907,315
Series M7, 8%, 12/24/08 (2)                                           1,099,090,000 MXN         103,673,999
Series MI10, 8%, 12/19/13                                               547,680,000 MXN          52,927,623
                                                                     --------------        ----------------
United Mexican States Nts., 8.375%, 1/14/11                              53,310,000              60,293,610
                                                                                           ----------------
                                                                                                229,306,647
                                                                                           ----------------
NIGERIA--1.2%
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09                                            356,000,000 NGN           3,110,990
Series 3Y7S, 17%, 12/16/08                                              570,000,000 NGN           5,110,110
                                                                     --------------        ----------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
  1/5/10                                                                    259,338                 269,911
                                                                     --------------        ----------------
Nigeria (Federal Republic of) Treasury Bills, Series 364,
  9.13%, 2/5/09 (5)                                                   1,350,000,000 NGN          10,649,853
                                                                     --------------        ----------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                             2,404,900,000 NGN          20,183,780
Series 3Y, 12.50%, 7/31/09                                              673,100,000 NGN           5,979,789
Series 3Y1S, 15%, 1/27/09                                               522,300,000 NGN           4,640,089
Series 5 yr., 9.50%, 2/23/12                                          1,180,900,000 NGN          10,032,077
Series 5Y, 9.50%, 8/31/12                                             2,202,000,000 NGN          18,659,582
Series 5Y13, 12.99%, 9/29/11                                            866,700,000 NGN           8,310,518
Series 7Y, 9.20%, 6/29/14                                               650,000,000 NGN           5,338,701
Series 7Y16, 11.99%, 12/22/13                                         1,422,500,000 NGN          13,062,722
Series 7YR, 12.74%, 10/27/13                                          1,050,600,000 NGN           9,871,951
Series 10 yr., 9.35%, 8/31/17                                         2,514,200,000 NGN          19,833,970
Series 364, 9.163%, 1/8/09 (5)                                        2,153,400,000 NGN          17,103,586
                                                                                           ----------------
                                                                                                152,157,629
                                                                                           ----------------

                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                              ------------------    -----------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                $   12,875,000        $      13,164,688
7.25%, 3/15/15                                                    15,905,000               17,495,500
8.875%, 9/30/27 (7)                                                3,255,000                4,150,125
9.375%, 4/1/29 (8)                                                 1,650,000                2,178,000
                                                              --------------        -----------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                11,625,000               12,613,125
                                                                                    -----------------
                                                                                           49,601,438
                                                                                    -----------------
PERU--2.5%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                    86,585,000 PEN           34,550,788
9.91%, 5/5/15                                                    128,732,000 PEN           57,134,608
Series 7, 8.60%, 8/12/17                                         102,145,000 PEN           42,882,680
Series 8-1, 12.25%, 8/10/11                                      129,465,000 PEN           56,990,286
                                                              --------------        -----------------
Peru (Republic of) Certificate of Deposit:
5.364%, 4/11/08 (5)                                               60,230,000 PEN           21,901,093
5.50%, 5/2/08 (1,5)                                               78,991,000 PEN           28,132,528
5.502%, 4/3/08 (5)                                                14,220,000 PEN            5,163,615
5.516%, 5/16/08 (5)                                               28,500,000 PEN           10,308,555
5.719%, 11/6/08 (5)                                               47,740,000 PEN           16,793,288
5.818%, 1/5/09 (5)                                               112,630,000 PEN           39,231,895
                                                              --------------        -----------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 (5)                   1,426,426                  956,989
                                                                                    -----------------
                                                                                          314,046,325
                                                                                    -----------------
PHILIPPINES--0.2%
Philippines (Republic of the) Bonds, 8%, 1/15/16                   2,910,000                3,331,950
                                                              --------------        -----------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                     3,914,000                4,388,377
9%, 2/15/13                                                       13,985,000               16,415,593
                                                                                    -----------------
                                                                                           24,135,920
                                                                                    -----------------
POLAND--0.3%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13                                       79,840,000 PLZ           34,092,121
Series WS0922, 5.75%, 9/23/22                                     10,000,000 PLZ            4,395,308
                                                                                    -----------------
                                                                                           38,487,429
                                                                                    -----------------
THE NETHERLANDS--1.5%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                   81,075,000 EUR          133,002,372
                                                              --------------        -----------------
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                 32,480,000 EUR           52,957,768
                                                                                    -----------------
                                                                                          185,960,140
                                                                                    -----------------
TURKEY--1.5%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                     22,650,000               22,593,375
7%, 9/26/16                                                       13,755,000               14,030,100

                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                  PRINCIPAL
                                                                    AMOUNT                  VALUE
                                                              ------------------      -----------------
TURKEY Continued
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                $    4,755,000          $       5,028,413
14%, 1/19/11 (2)                                                  66,350,000 TRY             46,158,576
15.861%, 10/7/09 (5)                                              79,000,000 TRY             45,712,006
16%, 3/7/12 (2)                                                   54,770,000 TRY             38,556,820
17.864%, 8/13/08 (5)                                              28,615,000 TRY             20,198,591
                                                                                      -----------------
                                                                                            192,277,881
                                                                                      -----------------
UNITED KINGDOM--4.6%
United Kingdom Treasury Bonds:
5.75%, 12/7/09                                                   164,590,000 GBP            336,722,388
6%, 12/7/28                                                      103,895,000 GBP            244,910,085
                                                                                      -----------------
                                                                                            581,632,473
                                                                                      -----------------
URUGUAY--0.5%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                    248,600,000 UYU             12,883,222
7.625%, 3/21/36                                                    9,935,000                 10,108,863
                                                              --------------          -----------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                      403,060,000 UYU             24,290,085
8%, 11/18/22                                                      10,815,000                 11,626,125
                                                                                      -----------------
                                                                                             58,908,295
                                                                                      -----------------
VENEZUELA--0.4%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                     33,610,000                 32,013,525
                                                              --------------          -----------------
Venezuela (Republic of) Nts., 10.75%, 9/19/13                     11,155,000                 11,405,988
                                                              --------------          -----------------
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25              14,440,000                 11,651,275
                                                                                      -----------------
                                                                                             55,070,788
                                                                                      -----------------
Total Foreign Government Obligations (Cost $ 7,284,971,135)                               7,764,466,121
                                                                                      =================
LOAN PARTICIPATIONS--0.8%
Bayerische Hypo- und Vereinsbank AG for the City of Kiev,
Ukraine Loan Participation Nts., 8.625%, 7/15/11 (1)              18,470,000                 19,397,600
                                                              --------------          -----------------
Credit Suisse First Boston International, Export-Import
  Bank of Ukraine Loan Participation Nts., 8.40%, 2/9/16           5,890,000                  5,713,300
                                                              --------------          -----------------
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
  Series 28, Tranche 1, 7.25%, 11/25/09                           72,600,000 RUR              3,114,560
                                                              --------------          -----------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series
  23, Tranche 1, 8%, 9/30/09                                      71,200,000 RUR              2,927,229
                                                              --------------          -----------------
Gaz Capital SA Sr. Unsec. Loan Participation Nts., 7.288%,
  8/16/37 (4)                                                     27,890,000                 25,884,430
                                                              --------------          -----------------
Gazprom International SA Unsec. Loan Participation Nts.,
  7.201%, 2/1/20 (4)                                               5,650,297                  5,777,429
                                                              --------------          -----------------
VTB Capital SA Loan Participation Nts., 6.315%, 2/4/15 (2)        36,440,000                 36,834,281
                                                                                      -----------------
Total Loan Participations (Cost $ 100,660,527)                                               99,648,829

                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                        AMOUNT               VALUE
                                                                 -------------------    ----------------
CORPORATE BONDS AND NOTES--13.8%

AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 (4)    $     7,923,000        $      7,625,888
                                                                 ---------------        ----------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 (4)                            2,225,000               2,227,772
                                                                 ---------------        ----------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                  7,010,000               7,528,390
8.875% Nts., 11/17/14 (4)                                             10,295,000              11,056,315
                                                                 ---------------        ----------------
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 (4)        27,130,000 BRR          13,335,399
                                                                 ---------------        ----------------
America Movil SAB de CV:
8.46% Bonds, 12/18/36 (4)                                             27,100,000 MXN           2,501,010
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                              113,700,000 MXN          10,493,166
                                                                 ---------------        ----------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 (4)          10,183,222              10,183,222
                                                                 ---------------        ----------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                       43,620,000 EUR          67,132,696
                                                                 ---------------        ----------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds,
  7/15/14                                                             32,820,000 EUR          51,143,157
                                                                 ---------------        ----------------
Banco BMG SA, 9.15% Nts., 1/15/16 (4)                                  9,710,000               9,710,000
                                                                 ---------------        ----------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 (2,4)              2,750,000               2,750,000
                                                                 ---------------        ----------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (4)               4,325,000               3,881,688
                                                                 ---------------        ----------------
Banco Invex SA, 25.672% Mtg. Backed Certificates, Series 062U,
  3/13/34 (2,9)                                                       29,007,078 MXN          11,316,481
                                                                 ---------------        ----------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                        162,890,000 EUR         251,179,409
4.50% Sr. Sec. Nts., 7/13/21                                          75,890,000 EUR         112,006,672
                                                                 ---------------        ----------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. (4,10)             6,700,000               6,211,851
                                                                 ---------------        ----------------
Cloverie plc, 6.792% Sec. Nts., Series 2005-93, 12/20/10 (1,2)         3,600,000               3,106,800
                                                                 ---------------        ----------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10                            16,300,000              11,744,150
                                                                 ---------------        ----------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                             8,775,000 EUR          13,370,996
                                                                 ---------------        ----------------
Eirles Two Ltd., 6.482% Sec. Nts., Series 335, 4/30/12 (1,2)          10,800,000               8,235,000
                                                                 ---------------        ----------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 (4)               13,295,000 BRR           8,334,473
                                                                 ---------------        ----------------
Exsportfinans ASA, 3.50% Nts., 2/11/11 (2)                           195,570,000 EUR         299,776,742
                                                                 ---------------        ----------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 (5)                                  42,800,000              33,127,200
12.278% Sr. Unsec. Nts., 3/9/09 (5)                                   30,220,000              26,140,300
9.751% Sr. Unsec. Nts., 7/8/09 (5)                                    30,220,000              27,605,970
                                                                 ---------------        ----------------
HSBK Europe BV, 7.25% Unsec. Unsub. Nts., 5/3/17 (4)                   3,260,000               2,836,200
                                                                 ---------------        ----------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 (2,4)                                           12,125,000              10,447,979
6.625% Nts., 10/3/12 (4)                                              11,560,000              11,556,451
                                                                 ---------------        ----------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (1)                  9,712,227              10,853,413
                                                                 ---------------        ----------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 (2)                                               11,200,000 BRR           6,508,919
9.891% Nts., 1/25/12 (1,2)                                         9,658,285,859 COP           5,691,944
                                                                 ---------------        ----------------
International Bank for Reconstruction & Development (The),
 15% Nts., 1/7/10                                                      3,000,000 TRY           2,193,937

                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                    PRINCIPAL
                                                                      AMOUNT                 VALUE
                                                                -----------------       ---------------
CORPORATE BONDS AND NOTES Continued

ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 (4)                                    $   2,225,000           $     2,302,875
8.80% Sr. Nts., 1/30/17 (4)                                         2,780,000                 2,905,100
                                                                -------------           ---------------
JPMorgan, Red Square Capital Ltd., 9% Collaterlized Debt
  Obligation Nts., 11/20/08 (4)                                   365,000,000 RUR            14,925,382
                                                                -------------           ---------------
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 (1)                                       37,486,491 MXN             3,500,911
20.368% Mtg. Backed Certificates, Series 06U, 9/25/35 (2)          19,683,268 MXN             8,090,588
                                                                -------------           ---------------
JSC Astana Finance, 9.16% Nts., 3/14/12 (1)                        14,000,000                12,829,536
                                                                -------------           ---------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 (4)      2,780,000                 2,870,350
                                                                -------------           ---------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 (4)                                            2,860,000                 2,867,150
7.75% Nts., 10/17/16 (4)                                            6,420,000                 6,355,800
                                                                -------------           ---------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 (4)                    2,745,000                 2,552,850
                                                                -------------           ---------------
Morgan Stanley, 6.25% Sr. Nts., 3/23/17 (1)                        26,120,000 PEN             8,605,242
                                                                -------------           ---------------
National Gas Co., 6.05% Nts., 1/15/36 (4)                           4,945,000                 4,654,036
                                                                -------------           ---------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                              665,100,000 PHP            15,063,074
6.875% Nts., 11/2/16 (4)                                            2,739,000                 2,773,238
9.625% Unsec. Bonds, 5/15/28                                        5,095,000                 6,095,149
                                                                -------------           ---------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09             5,000,000 TRY             3,603,125
                                                                -------------           ---------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
  3/29/10 (1,11,12)                                                   550,000                        --
                                                                -------------           ---------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 (1)             8,465,000                 7,787,800
                                                                -------------           ---------------
Petrobras International Finance Co., 5.785% Sr. Unsec.
  Nts., 3/1/18                                                     20,900,000                20,229,110
                                                                -------------           ---------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
  6/15/11 (4)                                                       9,653,017                 9,692,025
                                                                -------------           ---------------
Piazza Vittoria Finance SrL, 6.033% Asset-Backed Nts.,
  7/20/10 (1,2)                                                     8,946,738 EUR            14,124,719
                                                                -------------           ---------------
Rabobank Nederland, 3% Nts., 3/11/11 (1,2)                        163,350,000               162,533,250
                                                                -------------           ---------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175%
  Nts., 5/16/13 (4)                                                 3,820,000                 3,901,175
                                                                -------------           ---------------
Salisbury International Investments Ltd., 8.044% Sec. Nts.,
  Series 2006-003, Tranche E, 7/20/11 (2)                           2,400,000                 2,208,000
                                                                -------------           ---------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 (4)           26,033,700 PEN            10,033,731
                                                                -------------           ---------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 (4)                       5,840,000                 5,601,144
                                                                -------------           ---------------
TGI International Ltd., 9.50% Nts., 10/3/17 (4)                    10,640,000                11,039,000
                                                                -------------           ---------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 (13)       6,065,000                 3,216,251
                                                                -------------           ---------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                               2,775,000                 2,573,813
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                               4,715,000                 3,937,025
                                                                -------------           ---------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 (4)                         2,950,000                 2,732,438

                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                   PRINCIPAL
                                                                     AMOUNT                  VALUE
                                                                ---------------         ---------------
CORPORATE BONDS AND NOTES Continued

WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                 105,230,000 EUR     $   159,741,403
4% Sec. Mtg. Nts., Series 2, 9/27/16                                103,055,000 EUR         145,945,638
                                                                                        ---------------
Total Corporate Bonds and Notes (Cost $1,624,043,515)                                     1,727,104,518

                                                                     SHARES
                                                                ---------------
COMMON STOCKS--0.0%

Societe des Autoroutes Paris-Rhin-Rhone (Cost $3,981,149)                39,005               4,716,981

                                                                   PRINCIPAL
                                                                     AMOUNT
                                                                ---------------
STRUCTURED SECURITIES--10.3%

Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
  14.809%, 1/5/10 (5)                                                32,035,902 BRR          14,632,139
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20         12,570,000,000 COP           6,638,386
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
  4/27/12                                                         6,942,469,928 COP           4,224,581
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
  4/27/12                                                        12,430,000,000 COP           7,563,813
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
  4/27/12                                                        11,705,100,000 COP           7,122,703
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
  4/27/12                                                        31,110,000,000 COP          18,930,831
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08 (5)         116,770,000 DOP           3,181,513
Dominican Republic Credit Linked Nts., 22%, 10/3/11                 158,100,000 DOP           5,500,143
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 (5)          106,540,000 DOP           3,096,459
Dominican Republic Unsec. Credit Linked Nts., 12.047%,
  2/23/09 (5)                                                       218,500,000 DOP           5,796,301
Dominican Republic Unsec. Credit Linked Nts., 13.182%,
  2/23/09 (5)                                                       400,000,000 DOP          10,479,627
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12          289,700,000 DOP           8,292,793
Dominican Republic Unsec. Credit Linked Nts., 9.342%,
  8/11/08 (5)                                                       244,600,000 DOP           6,888,772
Dominican Republic Unsec. Credit Linked Nts., Series 007,
  9.302%, 5/12/08 (5)                                               211,900,000 DOP           6,158,625
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
  2/5/09 (5)                                                         76,850,000 EGP          13,158,548
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
  3/5/09 (5)                                                         57,120,000 EGP           9,721,172
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%,
  3/26/09 (5)                                                        77,610,000 EGP          13,148,793
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
  2/19/09 (5)                                                        77,660,000 EGP          13,256,900
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%,
  7/10/08 (5)                                                        53,890,000 EGP           9,688,875
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%,
  4/2/09 (5)                                                         35,560,000 EGP           6,015,552
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
  6.529%, 3/26/09 (5)                                                77,010,000 EGP          13,047,140
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 (1)           15,350,000 GHS          15,607,193
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%,
  3/1/11 (2,4)                                                    2,672,000,000 NGN          25,808,601
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
  14.50%, 4/4/11 (1)                                              2,032,000,000 NGN          19,698,588
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 (1)           5,241,363               4,926,881
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 (1,2)          41,690,000 RUR           1,743,268
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10            13,799,000 UAH           2,946,494
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08 (5)  7,965,000,000 ZMK           2,040,019
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09 (5)   16,940,000,000 ZMK           4,205,610
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09 (5)  16,940,000,000 ZMK           4,197,464

                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                      PRINCIPAL
                                                                        AMOUNT                VALUE
                                                                   ---------------        --------------
STRUCTURED SECURITIES Continued

Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 (2)             49,215,000 UAH    $   10,106,071
EES Total Return Linked Nts., 7.10%, 12/12/08 (1,2)                     72,800,000 RUR         3,064,272
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                      144,790,000 RUR         6,273,709
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09            141,750,000 RUR         6,054,510
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 (1) 116,800,000,000 IDR        13,391,840
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 (1,2)       321,528,000 RUR        13,629,431
Moitk Total Return Linked Nts., 9.014%, 3/26/11 (1,2)                  244,714,000 RUR         9,993,173
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
 12/31/10 (1)                                                          277,800,000 RUR        12,680,289
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
 4/23/09 (4)                                                           280,840,000 RUR        12,655,182
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 (1,2)       64,940,000 RUR         2,598,004
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
 11.94%, 12/30/09                                                       30,400,000 UAH         6,489,411
Vietnam Shipping Industry Group Total Return Linked Nts.,
 10.50%, 1/19/17 (1)                                                85,958,000,000 VND         5,193,074
                                                                   ---------------        --------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Credit Linked Nts., Series 009, 9.24%,
 2/21/12 (1,2)                                                          75,000,000 RUR         3,000,466
Russian Specialized Construction and Installation
 Administration
Credit Linked Nts., 8.59%, 5/20/10 (1,2)                                64,600,000 RUR         2,735,616
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
 11.94%, 12/30/09                                                        9,163,000 UAH         1,956,002
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
 11.94%, 12/30/09 (4)                                                   65,490,000 UAH        13,979,984
                                                                   ---------------        --------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return
  Linked Nts., 9.25%, 6/24/12 (1)                                       64,500,000 RUR         2,621,577
                                                                   ---------------        --------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.991%,
 12/21/11 (1,14)                                                        35,580,000 ARP        30,377,142
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.09%, 1/5/11 (1)                          91,947,523 MXN         8,639,452
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.65%, 1/5/11 (1)                          60,726,068 MXN         5,705,862
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 (5)                     61,128,560 BRR        27,699,929
Brazil Real Credit Linked Nts., 6%, 8/18/10                             15,895,000 BRR        14,908,254
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14          13,259,000,000 COP         7,846,897
Colombia (Republic of) Total Return Linked Bonds, Series 002,
 11%, 7/28/20                                                       24,620,000,000 COP        12,996,261
Compania Total Return Linked Nts., 4.454%, 7/22/10                       3,722,960 EUR         5,994,024
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
 9/16/08 (5)                                                            74,375,000 EGP        13,298,972
European Investment Bank, Russian Federation Credit Linked
 Nts., 5.502%, 1/19/10 (1,5)                                             8,475,000             7,491,053
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 (1)                          4,750,996             4,750,996
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
 7.25%, 3/20/09                                                      2,003,690,000 KZT        15,981,042
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15              10,300,162             9,829,650
Indonesia (Republic of) Credit Linked Nts., Series III,
 14.25%, 6/22/13                                                        12,412,800            14,734,490
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%,
 2/24/09                                                               525,300,000 NGN         4,627,253
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09         704,900,000 NGN         6,397,179

                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                        PRINCIPAL
                                                                          AMOUNT                VALUE
                                                                   ---------------         ----------------
STRUCTURED SECURITIES Continued

Deutsche Bank AG: Continued
Opic Reforma Credit Linked Nts., 9.94%, 10/3/15 (1,2,14)                27,100,000 MXN     $      2,546,334
Peru (Republic of) Credit Linked Nts., 4.249%, 2/20/11 (2)               3,255,000                3,275,276
RuRail Total Return Linked Bonds, 6.67%, 1/26/09 (2)                   146,720,000 RUR            6,244,374
Russian Federation Credit Linked Nts., 0%, 12/2/09 (5)                 233,573,000 RUR           10,468,678
Russian Federation Total Return Linked Nts., 7.919%, 3/20/09 (5)       103,900,000 RUR            4,069,312
Russian Federation Total Return Linked Nts., 7.949%, 1/15/09 (5)       195,710,000 RUR            7,780,140
Russian Federation Total Return Linked Nts., Series II, 9%,
 4/22/11                                                               288,935,000 RUR           13,151,659
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10           2,505,000                2,457,305
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%,
 3/1/11                                                                  2,505,000                2,443,051
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11           2,505,000                2,423,613
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%,
 2/29/12                                                                 2,505,000                2,403,472
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12           2,505,000                2,386,488
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09               18,508,800 UAH            3,873,323
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09               3,228,000 UAH              690,449
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09              11,438,000 UAH            2,446,518
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09                  5,302,400 UAH            1,109,629
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 (1)             60,680,624 MXN            5,701,593
Videocon International Ltd. Credit Linked Nts., 6.26%,
 12/29/09                                                                7,300,000                6,570,949
                                                                   ---------------         ----------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group
Total Return Linked Nts., 9%, 4/20/17 (1)                          216,800,000,000 VND           12,193,325
                                                                   ---------------         ----------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
 12/8/11 (2,4)                                                         213,030,000 RUR           10,017,592
                                                                   ---------------         ----------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
 14.802%, 3/29/17 (4,5)                                                129,050,000 TRY           17,118,976
                                                                   ---------------         ----------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
 Credit Linked Nts., 10.476%, 2/8/37 (4,5)                         376,977,600,000 COP            4,901,296
                                                                   ---------------         ----------------
Goldman Sachs International, Russian Federation
Total Return Linked Nts., 8%, 5/13/09 (2)                              573,900,000 RUR           24,033,121
                                                                   ---------------         ----------------
Hallertau SPC 2007-01, Philippines (Republic of) Credit
 Linked Nts., 6.42%, 12/20/17 (1,2)                                     45,030,000               42,166,092
                                                                   ---------------         ----------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
 725, 11.89%, 12/30/09 (1)                                              64,285,000 UAH           13,729,448
                                                                   ---------------         ----------------
JPMorgan Chase Bank NA:
Argentina (Republic of) Credit Linked Nts., 11.942%,
 12/19/11 (1,14)                                                        36,445,000 ARP           29,299,328
Brazil (Federal Republic of) Credit Linked Nts., 13.847%,
 4/1/10 (1,5)                                                          129,150,391 BRR           58,006,168
Brazil (Federal Republic of) Credit Linked Nts., 14.35%,
 2/20/12 (1)                                                            34,060,000 BRR           17,058,146
Brazil (Federal Republic of) Credit Linked Nts., 15.326%,
 1/2/15 (5)                                                            115,066,796 BRR           27,991,816
Brazil (Federal Republic of) Credit Linked Nts., 2.731%,
 11/30/12 (4,5)                                                         35,605,000 ARP           10,420,893
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 (1)        11,130,000 BRR            9,774,382
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 (4,5)   153,800,000,000 COP           32,809,210
Colombia (Republic of) Credit Linked Bonds, 10.218%,
 10/31/16 (1,5)                                                     90,697,000,000 COP           17,470,029
Colombia (Republic of) Credit Linked Bonds, Series A,
 10.218%, 10/31/16 (1,5)                                            90,312,000,000 COP           17,395,871
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 (4,5)             40,860,000 PEN            8,674,755
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 (4)            3,850,000                4,100,250

                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                          PRINCIPAL
                                                                           AMOUNT                  VALUE
                                                                       --------------        ------------------
STRUCTURED SECURITIES Continued

Lehman Brothers International, Romania (Republic of)
Total Return Linked Nts., 7.90%, 2/9/10                                    10,726,400 RON    $        4,500,769
                                                                       --------------        ------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15 (4)           20,000,000                19,304,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10              30,904,100 RON            12,553,528
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10              3,105,000 RON             1,360,889
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08              3,101,000 RON             1,408,033
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08              7,453,000 RON             3,384,091
                                                                       --------------        ------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 (1)           13,289,000,000 COP             6,176,439
Renaissance Capital International Services Ltd.
 Total Return Linked Nts., 10.50%, 10/7/08                                414,000,000 RUR            17,267,363
                                                                       --------------        ------------------
Morgan Stanley, Russian Federation Total Return Linked
 Securities, Series 007, Cl. VR, 5%, 8/22/34                              486,546,147 RUR            16,896,334
                                                                       --------------        ------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
 Leasing plc, Total Return Linked Nts., Series A, 8.375%, 6/30/12 (1)     195,413,674 RUR             8,358,351
                                                                       --------------        ------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts.,7.52%, 6/6/08               3,273,000,000 KZT            26,899,265
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 (4,5)           173,500,000 BRR            14,930,472
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 (1)           56,967,568 BRR            39,413,363
Brazil (Federal Republic of) Total Return Nts., 8/2/10                     26,340,805 BRR            12,434,235
Ukraine (Republic of) Credit Linked Nts., 6.653%, 10/15/17 (2,4)           17,600,000                16,825,600
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%,
 10/15/17 (1,2)                                                            12,250,000                11,986,625
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 (4)              11,760,000                11,825,856
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%,
 2/9/09 (1)                                                                10,900,000                10,355,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%,
 2/9/09 (1)                                                                14,550,000                13,822,500
                                                                       --------------        ------------------
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%,                   60,670,000 EGP            10,578,901
 11/26/08 (1,5,15)
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 (4)                7,369,232 GHS             7,535,231
                                                                                             ------------------
Total Structured Securities (Cost $ 1,189,419,559)                                                1,290,438,557

                                                                           SHARES
                                                                       --------------
INVESTMENT COMPANY--8.2%

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% (16,17)
(Cost $ 1,029,080,236)                                                  1,029,080,236             1,029,080,236
                                                                        -------------        ------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 11,335,490,641)                              95.7%           12,019,557,617
                                                                        -------------        ------------------
OTHER ASSETS NET OF LIABILITIES                                                   4.3               538,968,112
                                                                        -------------        ------------------
NET ASSETS                                                                      100.0%       $   12,558,525,729
                                                                        =============        ==================

                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso            KZT    Kazakhstan Tenge
AUD    Australian Dollar         MXN    Mexican Nuevo Peso
BRR    Brazilian Real            MYR    Malaysian Ringgit
CAD    Canadian Dollar           NGN    Nigeria Naira
COP    Colombian Peso            PEN    Peruvian New Sol
DKK    Danish Krone              PHP    Philippines Peso
DOP    Dominican Republic Peso   PLZ    Polish Zloty
EGP    Egyptian Pounds           RON    New Romanian Leu
EUR    Euro                      RUR    Russian Ruble
GBP    British Pound Sterling    TRY    New Turkish Lira
GHS    Ghana Cedi                UAH    Ukraine Hryvnia
IDR    Indonesia Rupiah          UYU    Uruguay Peso
ILS    Israeli Shekel            VND    Vietnam Dong
JPY    Japanese Yen              ZMK    Zambian Kwacha

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $821,113,978, which represents 6.54% of the Fund's net assets, of which $2,546,334 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

                                     ACQUISITION                                  UNREALIZED
SECURITY                                DATE          COST          VALUE        APPRECIATION
----------------------------------   -----------   -----------   -----------   ---------------
Deutsche Bank AG, Opic Reforma
Credit Linked Nts., 9.94%, 10/3/15      12/27/07   $ 2,490,580   $ 2,546,334        $ 55,754

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $102,851,600. See Note 6 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $512,431,715 or 4.08% of the Fund's net assets as of March 31, 2008.

5.   Zero coupon bond reflects effective yield on the date of purchase.

6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

7. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

8. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

9. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.  Non-income producing security.

12.  Issue is in default. See Note 1 of accompanying Notes.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See Note 1 of accompanying Notes.

15. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

16.  Rate shown is the 7-day yield as of March 31, 2008.

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                     26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                   SHARES             GROSS           GROSS           SHARES
                             SEPTEMBER 30, 2007     ADDITIONS       REDUCTIONS    MARCH 31, 2008
                            -------------------   -------------   -------------   --------------
Oppenheimer Institutional
Money Market Fund, Cl. E         1,166,273,150    6,114,314,792   6,251,507,706   1,029,080,236

                                                                          DIVIDEND
                                                          VALUE            INCOME
                                                     ---------------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E   $ 1,029,080,236   $ 16,404,866

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                          CONTRACT
                                           AMOUNT            EXPIRATION                       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION        BUY/SELL        (000S)              DATE            VALUE        APPRECIATION   DEPRECIATION
------------------------   ----------   ---------------   ---------------   --------------   ------------   ------------
Argentine Peso (ARP)         Sell           387,100 ARP           4/21/08   $  121,861,738   $    531,515   $         --
Australian Dollar (AUD)      Sell           157,900 AUD    4/8/08-4/28/08      143,872,442        714,437      1,696,311
Australian Dollar (AUD)      Buy            167,396 AUD    4/28/08-5/9/08      152,453,620      1,229,035         30,643
Brazilian Real (BRR)         Buy            374,411 BRR     5/5/08-1/5/10      207,417,946     15,886,489      2,246,666
British Pound Sterling
(GBP)                        Sell           162,560 GBP     4/2/08-8/5/08      321,448,310      2,363,757      1,814,265
British Pound Sterling
(GBP)                        Buy            139,085 GBP    4/10/08-5/9/08      275,713,854      2,260,480        190,681
Canadian Dollar (CAD)        Sell           478,610 CAD    4/8/08-4/10/08      466,202,123     14,268,583      1,240,648
Canadian Dollar (CAD)        Buy            125,335 CAD    4/25/08-5/9/08      122,052,270             --        317,755
Chilean Peso (CLP)           Buy         70,076,000 CLP    4/7/08-6/17/08      160,094,943      1,120,546        480,499
Colombian Peso (COP)         Sell       267,010,000 COP     5/6/08-6/9/08      144,114,223             --      5,264,930
Czech Koruna (CZK)           Buy          1,681,026 CZK    4/2/08-4/30/08      105,089,640      9,554,598            424
Egyptian Pounds (EGP)        Buy             90,760 EGP     4/1/08-4/7/08       16,655,112         38,277             --
Euro (EUR)                   Sell         1,281,505 EUR     4/2/08-8/5/08    2,021,905,189             --    104,256,300
Euro (EUR)                   Buy          1,032,280 EUR    4/7/08-6/27/08    1,627,388,410    115,422,172             --
Hungarian Forint (HUF)       Sell        29,064,000 HUF   4/21/08-10/2/08      174,081,809        226,873      1,619,202
Hungarian Forint (HUF)       Buy          8,731,000 HUF           4/21/08       52,716,617             --        262,752
Indonesia Rupiah (IDR)       Buy        659,110,000 IDR           5/30/08       71,139,773             --      1,086,135
Israeli Shekel (ILS)         Buy            311,610 ILS    4/30/08-5/2/08       88,378,502      5,960,755             --
Japanese Yen (JPY)           Sell        21,892,150 JPY     4/2/08-8/5/08      220,416,211             --     11,607,112
Japanese Yen (JPY)           Buy        226,045,000 JPY   4/10/08-6/10/08    2,270,253,635    168,356,548        408,464
Kuwaiti Dinar (KWD)          Buy              2,809 KWD           1/29/09       10,793,058        319,530             --
Malaysian Ringgit (MYR)      Buy            572,670 MYR   4/10/08-6/17/08      178,949,101      2,492,373        857,466
Mexican Nuevo Peso (MXN)     Sell         1,322,300 MXN           4/25/08      123,830,943             --      1,060,869
Mexican Nuevo Peso (MXN)     Buy          1,118,380 MXN           5/27/08      104,301,190      1,499,462             --
New Taiwan Dollar (TWD)      Sell         3,463,000 TWD           4/30/08      114,851,419      1,747,907             --
New Taiwan Dollar (TWD)      Buy          2,260,000 TWD           4/28/08       74,916,150             --      1,388,800
New Turkish Lira (TRY)       Sell           204,150 TRY           4/28/08      151,418,254      6,089,402             --
New Zealand Dollar (NZD)     Sell           136,440 NZD    4/8/08-4/28/08      106,970,770      1,264,333      1,934,491
New Zealand Dollar (NZD)     Buy            232,000 NZD           5/14/08      180,996,467      9,383,519             --
Norwegian Krone (NOK)        Sell           584,430 NOK           4/28/08      114,495,189             --      4,219,447
Norwegian Krone (NOK)        Buy          3,354,120 NOK   4/10/08-5/14/08      657,503,385     19,721,235             --
Peruvian New Sol (PEN)       Buy             61,820 PEN           4/18/08       22,563,299      1,290,141             --
Philippines Peso (PHP)       Buy          8,742,000 PHP   4/25/08-5/30/08      208,520,242             --      4,022,309
Polish Zloty (PLZ)           Buy            579,660 PLZ   4/10/08-10/2/08      259,179,832     14,950,784        147,506
Qatari Riyal (QAR)           Buy             36,740 QAR           1/29/09       10,375,667             --         97,537
Saudi Riyal (SAR)            Buy             38,670 SAR           1/29/09       10,493,129         20,550             --
Singapore Dollar (SGD)       Sell           205,300 SGD           4/28/08      149,354,370             --      1,615,408

                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

FOREIGN CURRENCY EXCHANGE CONTRACTS: Continued

                                        CONTRACT
                                         AMOUNT         EXPIRATION                        UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION     BUY/SELL        (000S)            DATE              VALUE       APPRECIATION    DEPRECIATION
----------------------   --------   ---------------   ---------------   -------------   -------------   -------------
Slovak Koruna (SKK)        Buy        1,619,150 SKK           4/30/08    $ 78,590,015   $   7,618,243   $          --
South Korean Won (KRW)     Buy      140,666,000 KRW   4/28/08-6/30/08     142,150,311         388,108       4,541,207
Swedish Krona (SEK)        Sell         674,850 SEK           5/14/08     113,308,541              --       9,403,335
Swedish Krona (SEK)        Buy          807,860 SEK           4/10/08     135,893,012      10,761,859              --
Swiss Franc (CHF)          Sell         101,180 CHF    4/8/08-4/28/08     101,896,236              --       2,575,381
Swiss Franc (CHF)          Buy          413,213 CHF     4/7/08-5/9/08     416,107,160      24,934,773           1,432
Ukraine Hryvnia (UAH)      Buy           54,570 UAH           1/28/09      10,168,262              --         303,817
United Arab Emirates
Dirham (AED)               Buy           37,420 AED           1/29/09      10,445,527              --          21,605
Vietnam Dong (VND)         Buy      166,420,000 VND           1/30/09       9,949,919              --         523,334
                                                                                        -------------   -------------
Total unrealized appreciation and depreciation                                          $ 440,416,284   $ 165,236,731
                                                                                        =============   =============

FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                             UNREALIZED
                                                   NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                   BUY/SELL    CONTRACTS      DATE        VALUE        (DEPRECIATION)
-----------------------------------   ---------   ----------   ----------  --------------   --------------
Amsterdam Exchange Index                 Buy           83       4/18/08    $   11,579,719   $      537,894
Australia (Commonwealth of)
Bonds, 10 yr.                            Sell         686       6/16/08        62,414,590          126,428
CAC-40 10 Index                          Sell         548       4/18/08        40,774,917       (1,469,739)
Canada (Government of)
Bonds, 10 yr.                            Buy        1,900       6/19/08       221,717,570        7,566,151
DAX Index                                Sell         488       6/20/08       127,034,780       (3,404,881)
DAX Index                                Buy           43       6/20/08        11,193,638          299,961
Euro-Bundesobligation, 10 yr.            Buy        2,943        6/6/08       538,875,515       (5,909,580)
Euro-Bundesobligation, 10 yr.            Sell       4,857        6/6/08       889,336,859       12,278,095
Euro-Schatz                              Buy       12,288        6/6/08     2,027,371,592      (14,534,533)
FTSE 100 Index                           Sell         642       6/20/08        72,734,177       (2,120,544)
FTSE/JSE Top 40 Index (The)              Sell         323       6/19/08        11,137,725           10,667
Hang Seng China Enterprises Index        Sell         134       4/29/08        10,301,401          (68,912)
Japan (Government of) Bonds, 10 yr.      Buy          564       6/11/08       795,077,047        8,813,705
Mexican Bola Index                       Sell         380       6/20/08        11,188,180         (659,167)
Nikkei 225 Index                         Sell         567       6/12/08        71,045,646         (437,610)
OMXS 30 Index                            Sell       5,165       4/25/08        80,862,715       (2,208,517)
SGX CNX Nifty Index                      Sell       1,029       4/24/08         9,703,470          346,736
Standard & Poor's 500 E-Mini Index       Buy        1,157       6/20/08        76,593,400        2,569,238
Standard & Poor's 500 E-Mini Index       Sell         160       6/20/08        10,592,000         (355,200)
Standard & Poor's/MIB Index, 10 yr.      Buy           43       6/20/08        10,400,894           99,909
Standard & Poor's/Toronto
Stock Exchange 60 Index                  Buy          529       6/19/08        80,995,314          460,575
U.S. Long Bonds                          Buy        2,748       6/19/08       326,453,813        9,211,644
U.S. Treasury Nts., 5 yr.                Sell       1,552       6/30/08       177,291,750       (2,693,006)
U.S. Treasury Nts., 5 yr.                Buy        1,897       6/30/08       216,702,609        2,562,797
U.S. Treasury Nts., 10 yr.               Sell       6,935       6/19/08       824,939,922      (29,355,854)
                                                                                            --------------
                                                                                            $  (18,333,743)
                                                                                            ==============

                     28 | OPPENHEIMER INTERNATIONAL BOND FUND

WRITTEN OPTIONS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                         NUMBER OF    EXERCISE    EXPIRATION     PREMIUMS
DESCRIPTION                     TYPE     CONTRACTS     PRICE        DATE         RECEIVED      VALUE
----------------------------   ------   -----------   --------   -----------   -----------   -----------
British Pound Sterling (GBP)    Call      1,930,000   $   1.98     4/7/08      $    20,060   $    17,684
British Pound Sterling (GBP)    Call      1,805,000       1.99     4/1/08           17,802         2,673
British Pound Sterling (GBP)    Put       1,805,000       1.99     4/1/08           18,702        19,160
British Pound Sterling (GBP)    Call      1,965,000       2.00     4/4/08           21,136         6,736
British Pound Sterling (GBP)    Put       1,930,000       1.98     4/7/08           20,060        22,543
British Pound Sterling (GBP)    Put       1,965,000       2.00     4/4/08           21,136        34,973
Euro (EUR)                      Call      7,365,000       1.56     4/1/08           70,821       154,431
Euro (EUR)                      Call      6,785,000       1.57     4/2/08           67,084        62,504
Euro (EUR)                      Call      9,330,000       1.58     4/3/08           95,906        72,667
Euro (EUR)                      Put       7,365,000       1.56     4/1/08           72,314         4,088
Euro (EUR)                      Put       6,785,000       1.57     4/2/08           67,084        25,028
Euro (EUR)                      Put       9,330,000       1.58     4/3/08           96,053        75,357
Euro (EUR)                      Call      7,950,000       1.58     4/4/08           83,871        59,971
Euro (EUR)                      Call      7,980,000       1.58     4/7/08           79,616        71,197
Euro (EUR)                      Put       7,950,000       1.58     4/4/08           83,871        81,144
Euro (EUR)                      Put       7,980,000       1.58     4/7/08           79,616        92,927
Japanese Yen (JPY)              Call    863,000,000      99.45     4/7/08           85,736        85,696
Japanese Yen (JPY)              Put     863,000,000      99.45     4/7/08           85,736        85,696
Japanese Yen (JPY)              Call    828,000,000     100.05     4/1/08           73,241        51,634
Japanese Yen (JPY)              Call    796,000,000      99.15     4/2/08           77,553        32,079
Japanese Yen (JPY)              Call    977,000,000      99.30     4/3/08           88,550        49,143
Japanese Yen (JPY)              Put     828,000,000     100.05     4/1/08           73,241        24,120
Japanese Yen (JPY)              Put     796,000,000      99.15     4/2/08           75,385        81,908
Japanese Yen (JPY)              Put     977,000,000      99.30     4/3/08           93,469        93,206
Japanese Yen (JPY)              Call    905,000,000      99.70     4/4/08           86,461        81,350
Japanese Yen (JPY)              Put     905,000,000      99.70     4/4/08           86,461        80,038
                                                                               -----------   -----------
                                                                               $ 1,740,965   $ 1,467,953
                                                                               ===========   ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                                  PAY/
                                                                                    NOTIONAL    RECEIVE
            SWAP                                                     BUY/SELL        AMOUNT      FIXED    TERMINATION
        COUNTERPARTY                   REFERENCE ENTITY         CREDIT PROTECTION    (000S)      RATE        DATE        VALUE
----------------------------  --------------------------------  -----------------  -----------  -------   -----------  ---------
Citibank NA, New York:
                              Pakistan                                Sell           $   3,010    5.100%      3/20/13  $  35,843
                              Republic of Hungary                     Buy                7,535    0.400      12/20/15    799,870
                                                                                     ---------    -----      --------  ---------
Credit Suisse International:
                              Development Bank of Kazakhstan          Sell              18,510    3.750       2/20/13    114,225
                              Joint Stock Co. "Halyk Bank of          Sell               3,840    4.950       3/20/13     28,343
                              Kazakhstan"
                              NJSC Naftogaz                           Sell               5,000    3.250       4/20/11   (392,920)
                              Republic of Turkey                      Buy                8,695    2.985       4/20/13      3,008
                                                                                     ---------    -----      --------  ---------
Deutsche
Bank AG                       Republic of Peru                        Sell               1,200    1.320       4/20/17    (63,022)
                                                                                     ---------    -----      --------  ---------
Lehman Brothers
Special
Financing, Inc.               JSC "Gazprom"                           Buy                7,590    2.150       2/20/11    (25,335)

                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

CREDIT DEFAULT SWAP CONTRACTS: Continued

                                                                                                PAY/
                                                                                   NOTIONAL   RECEIVE
         SWAP                                                      BUY/SELL         AMOUNT     FIXED     TERMINATION
     COUNTERPARTY                 REFERENCE ENTITY             CREDIT PROTECTION   (000S)       RATE          DATE       VALUE
----------------------   -----------------------------------   -----------------   --------   --------    ----------  ------------
Morgan Stanley Capital
Services, Inc.:
                         Istanbul Bond Co. SA for Finansbank         Sell          $ 17,390      1.300%      3/24/13  $ (1,148,818)
                         Joint Stock Co. "Halyk Bank of
                         Kazakhstan"                                 Sell             7,670      4.780       3/20/13         5,806
                         Joint Stock Co. "Halyk Bank of
                         Kazakhstan"                                 Sell             7,680      4.880       3/20/13        35,743
                         Republic of Peru                            Sell             4,960      1.040       6/20/17      (246,333)
                         Republic of Turkey                          Buy              8,695      2.980       4/20/13         4,826
                                                                                   --------   --------       -------  ------------
UBS AG                   Republic of The Philippines                 Sell             5,945      1.450       6/20/17      (587,515)
                                                                                                                      ------------
                                                                                                                      $ (1,436,279)
                                                                                                                      ============

INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

         SWAP                 NOTIONAL           PAID BY        RECEIVED BY      TERMINATION
     COUNTERPARTY              AMOUNT           THE FUND          THE FUND           DATE         VALUE
----------------------   -----------------   ---------------   --------------    -----------   -----------
Banco Santander
Central Hispano SA:
                                                   Six-Month
                         5,126,000,000 CLP         TNA-Chile            6.600%      8/21/17   $   287,687
                            27,880,000 BRR              BZDI           14.000        1/3/12       474,899
                                                               --------------    ----------   ------------
Citibank NA, London:
                            16,830,000 PLZ   Six-Month WIBOR            5.520       3/24/10      (128,001)
                            26,928,000 PLZ   Six-Month WIBOR            5.550       3/25/10      (198,096)
                                                               --------------                  -----------
Citibank NA, New York:
                           489,400,000 TWD             2.320%    TWD-Telerate       6/27/11         22,135
                                                   Six-Month
                         4,101,000,000 CLP         TNA-Chile            6.530       8/25/17         99,017
                                                               --------------    ----------   ------------
Credit Suisse First
Boston, Inc.                46,785,000 PLZ   Six-Month WIBOR            4.480        7/1/10        (57,485)
                                                               --------------    ----------   ------------
Credit Suisse
International:
                           133,400,000 MXN          MXN TIIE            8.300      12/17/26         90,210
                                                   Six-Month
                         4,101,000,000 CLP         TNA-Chile            6.580       8/21/17        256,592
                                                               --------------    ----------   ------------
Deutsche Bank AG:
                                                 Three-Month
                           127,600,000 NZD           NZD-BBR            7.588        1/8/18        586,867
                                                                INR MIBOR-OIS
                           490,200,000 INR             7.175         Compound       6/27/11         35,665
                                                 Three-Month
                           578,290,000 SEK        SEK-STIBOR            4.788      11/14/17      1,101,621
                                                               --------------    ----------   ------------
Goldman Sachs
Capital Markets LP         261,580,000 MXN          MXN TIIE            8.140       1/10/18        271,393
                                                               --------------    ----------   ------------
Goldman Sachs                                                            CNY-
International              107,900,000 CNY             4.000    CFXSREPOFIX01       2/16/17        436,432
                                                               --------------    ----------   ------------
J Aron & Co.:
                            46,300,000 BRR              BZDI           10.670        1/2/12     (1,669,460)
                           140,720,000 MXN          MXN TIIE            9.150       8/27/26      1,165,836
                            60,800,000 MXN          MXN TIIE            9.330       9/16/26        719,848
                            53,700,000 BRR              BZDI           12.920        1/2/14       (258,171)

                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

          SWAP                   NOTIONAL              PAID BY      RECEIVED BY  TERMINATION
      COUNTERPARTY                AMOUNT              THE FUND        THE FUND       DATE         VALUE
------------------------       -----------         ------------     -----------  ---------     -----------
J Aron & Co.: Continued
                                 26,730,000 BRR            BZDI          12.870%    1/2/14      $  (160,636)
                                 53,240,000 BRR            BZDI          12.710     1/4/10           70,392
                                110,230,000 BRR            BZDI          12.610     1/4/10          734,113
                                 99,100,000 BRR            BZDI          12.260     1/2/15       (1,474,950)
                                 45,260,000 BRR            BZDI          12.290     1/2/15         (633,361)
                                 27,880,000 BRR            BZDI          14.050     1/2/12          569,882
                                 44,980,000 BRR            BZDI          13.100     1/2/17              948
                                                                     ----------    -------      -----------
JPMorgan Chase Bank NA:
                                                                      Six-Month
                              1,988,000,000 CZK           4.400%     CZK-PRIBOR     4/4/18               --
                                 34,270,000 BRR            BZDI          13.910     1/2/12        1,128,877
                                                                     ----------    -------      -----------
Lehman Brothers
Special Financing, Inc.:
                                                      Six-Month
                                 55,540,000 PLZ           WIBOR           4.530     7/5/10           38,864
                                105,670,000 BRR            BZDI          12.900     1/2/14       (1,587,609)
                                                                     ----------    -------      -----------
Merrill Lynch Capital
Services, Inc.:
                                                                      Six-Month
                                141,100,000 SGD           3.335         SGD-SOR     1/8/18         (485,078)
                                                    Three-Month
                                321,780,000 CAD     CAD-BA-CDOR           4.030    1/16/11        5,329,614
                                                                     ----------    -------      -----------
Morgan Stanley
Capital Services, Inc.:
                                                    Three-Month
                                640,910,000 SEK      SEK-STIBOR           4.494    1/25/18       (2,578,590)
                                                                      Six-Month
                                122,500,000 EUR           4.713         EURIBOR    8/22/17       (9,792,303)
                                                                      Six-Month
                                                                     NOK-NIBOR-
                              1,684,700,000 NOK           4.985            NIBR    1/18/11        6,728,081
                                                    Three-Month
                                670,900,000 SEK      SEK-STIBOR           4.260    1/18/11         (971,825)
                                                      Six-Month
                                 71,200,000 EUR     EUR-EURIBOR           3.996    1/18/11         (787,639)
                                                      Six-Month
                                115,170,000 CHF   CHF-BBA LIBOR           2.660    1/18/11         (761,228)
UBS AG                          100,000,000 BRR            BZDI          10.670     1/2/12       (4,206,702)
                                                                     ----------    -------      -----------
Westpac Banking Corp.:
                                                      Six-Month
                                111,760,000 AUD         AUD-BBR           7.010     1/8/18       (1,011,979)
                                                      Six-Month
                                                   EUR-EURIBOR-
                                274,430,000 EUR        Telerate           4.240   11/29/10          925,873
                                                                    Three-Month
                                178,200,000 NZD           7.970     NZD-BBR-FRA   11/29/10       (2,115,805)

                     31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

INTEREST RATE SWAP CONTRACTS: Continued

         SWAP                   NOTIONAL            PAID BY      RECEIVED BY    TERMINATION
     COUNTERPARTY                AMOUNT            THE FUND        THE FUND        DATE           VALUE
-----------------------        -----------         --------      -----------    -----------   ------------
Westpac Banking Corp.:
Continued
                                                                 Three-Month
                               177,710,000 NZD        7.840%     NZD-BBR-FRA    10/13/10      $   (255,959)
                                                                 Three-Month
                               407,940,000 NZD        7.933      NZD-BBR-FRA     1/18/11           996,165
                                                                 Three-Month
                               177,710,000 NZD        7.908      NZD-BBR-FRA    10/19/10        (1,859,896)
                                                                                              ------------
                                                                                              $ (8,923,762)
                                                                                              ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                  Australian Dollar
BRR                  Brazilian Real
CAD                  Canadian Dollar
CHF                  Swiss Franc
CLP                  Chilean Peso
CNY                  Chinese Renminbi (Yuan)
CZK                  Czech Koruna
EUR                  Euro
INR                  Indian Rupee
MXN                  Mexican Nuevo Peso
NOK                  Norwegian Krone
NZD                  New Zealand Dollar
PLZ                  Polish Zloty
SEK                  Swedish Krona
SGD                  Singapore Dollar
TWD                  New Taiwan Dollar
Abbreviations are as follows:
BBA LIBOR            British Bankers' Association London Interbank Offered Rate
BBR                  Bank Bill Rate
BZDI                 Brazil Interbank Deposit Rate
CDOR                 Canada Bankers Acceptances Rate
CFXSREPOFIX01        Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR              Euro Interbank Offered Rate
FRA                  Forward Rate Agreement
MIBOR-OIS            Mid Market Interest Rate for French Franc/Austrian Schilling and India Swap
                     Composites -- Overnight Indexed Swap
NIBOR-NIBR           Norwegian Interbank Offered Rate
PRIBOR               Prague Interbank Offering Rate
SOR                  Swap Offer Rate
STIBOR               Stockholm Interbank Offered Rate
TIIE                 Interbank Equilibrium Interest Rate
TNA                  Tasa Nominal Annual
WIBOR                Poland Warsaw Interbank Offer Bid Rate

                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

         SWAP                  NOTIONAL                   PAID BY                  RECEIVED BY         TERMINATION
     COUNTERPARTY               AMOUNT                   THE FUND                   THE FUND              DATE            VALUE
----------------------       -------------         --------------------         ----------------       -----------     -----------
Citibank NA, New York:
                                                   Twelve-Month JPY
                                                   BBA LIBOR plus
                                                   40 basis points              If positive,
                                                   and if negative, the         the Total
                                                   absolute value of            Return of a
                                                   the Total Return             custom
                                                   of a custom                  basket of
                             7,389,208,000 JPY     basket of securities         securities                4/8/08      $    (61,417)
                                                   Twelve-Month
                                                   GBP BBA LIBOR
                                                   plus 35 basis
                                                   points and if neg-           If positive,
                                                   ative, the absolute          the Total
                                                   value of the                 Return of a
                                                   Total Return of a            custom
                                                   custom basket of             basket of
                                35,585,554 GBP     securities                   securities                5/7/08         2,054,533
                                                                                                                       -----------
Deutsche Bank AG:
                                                   Six-Month USD                5.460 times
                                16,760,000         BBA LIBOR                    UDI                       5/13/15        5,399,474
                                                   Six-Month USD                5.250 times
                                11,050,000         LIBOR                        UDI                       6/23/15        3,121,648
                                                                                                                       -----------
Goldman Sachs Group,
Inc. Group, Inc.(The):
                                                   Six-Month BBA                5.100 times
                                11,580,000         LIBOR                        UDI                       1/14/15        3,717,924
                                                   Six-Month BBA                5.080 times
                                11,580,000         LIBOR                        UDI                       1/20/15        3,820,584
                                                                                                                       -----------
Goldman Sachs
International:
                                                   If negative, the             If positive,
                                                   absolute value of            the Total
                                                   the Total Return             Return of the
                                                   of the BOVESPA               BOVESPA
                                19,517,807 BRR     04/08 Index                  04/08 Index               4/17/08          152,862
                                                   One-Month USD
                                                   BBA LIBOR and if             If positive, the
                                                   negative, the                Total Return
                                                   absolute value of            of the MSCI
                                                   the MSCI Daily               Daily Total
                                                   Total Return New             Return New
                                                   Belgium USD                  Belgium USD
                                 2,173,624         Market Index                 Market Index              10/8/08          116,724

                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS: Continued

            SWAP                   NOTIONAL              PAID BY              RECEIVED BY        TERMINATION
        COUNTERPARTY                AMOUNT               THE FUND               THE FUND             DATE           VALUE
----------------------------     -------------      ------------------       -------------       ------------    -----------
Goldman Sachs International:
Continued
                                                    One-Month USD            If positive,
                                                    BBA LIBOR and if         the Total
                                                    negative, the            Return of the
                                                    absolute value of        MSCI Daily
                                                    the MSCI Daily           Total Return
                                                    Total Return New         New Belgium
                                                    Belgium USD              USD Market
                                 $  7,930,842       Market Index             Index                 10/8/08       $    366,700
                                                    One-Month USD            If positive,
                                                    BBA LIBOR and if         the Total
                                                    negative, the            Return of the
                                                    absolute value of        MSCI Daily
                                                    the MSCI Daily           Total Return
                                                    Total Return New         New Belgium
                                                    Belgium USD              USD Market
                                  1,489,014         Market Index             Index                 10/8/08             71,790
                                                    One-Month USD            If positive,
                                                    BBA LIBOR and if         the Total
                                                    negative, the            Return of the
                                                    absolute value of        MSCI Daily
                                                    the MSCI Daily           Total Return
                                                    Total Return New         New Belgium
                                                    Belgium USD              USD Market
                                   1,037,320        Market Index             Index                 10/8/08             50,615
                                                                                                                 ------------
Merrill Lynch Capital
Services, Inc.:
                                                                             The Constant
                                                                             Maturity
                                                                             Option Price
                                                                             divided by
                                  134,690,000       5.3300%                  10,000                 8/13/17        (4,418,800)
                                                                             The Constant
                                                                             Maturity
                                                                             Option Price
                                                                             divided by
                                  248,000,000       4.6600                   10,000                 6/11/17         2,818,728
                                                                                                                 ------------
                                                    One-Month EUR
                                                    BBA LIBOR plus 25
                                                    basis points and if      If positive,
                                                    negative, the            the Total
                                                    absolute value of        Return of a
                                                    the Total Return of      custom
                                                    a custom basket of       basket of
Morgan Stanley                   31,055,220EUR      securities               securities              3/6/09        (1,451,662)

                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

            SWAP                      NOTIONAL                PAID BY            RECEIVED BY        TERMINATION
        COUNTERPARTY                   AMOUNT                THE FUND             THE FUND             DATE            VALUE
----------------------------      ---------------       -------------------     -------------      -------------    -------------
                                                        One-Month EUR
                                                        BBA LIBOR plus 30
                                                        basis points and if     If positive,
                                                        negative, the           the Total
                                                        absolute value of       Return of a
                                                        the Total Return of     custom
Morgan Stanley                                          a custom basket of      basket of
International                      28,109,300 EUR       securities              securities              10/7/08     $     493,216
                                                                                                                    -------------
                                                                                                                    $  16,252,919
                                                                                                                    =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:
BRR             Brazilian Real
EUR             Euro
GBP             British Pound Sterling
JPY             Japanese Yen

Abbreviations are as follows:
BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
BOVESPA         Bovespa Index that trades on the Sao Paulo Stock Exchange
MSCI            Morgan Stanley Capital International
UDI             Unidad de Inversion (Unit of Investments)

CURRENCY SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

       SWAP                           NOTIONAL         PAID BY        RECEIVED BY   TERMINATION
   COUNTERPARTY                       AMOUNT          THE FUND          THE FUND        DATE            VALUE
------------------                ------------    ----------------    -----------   ------------    -------------

Credit Suisse
International:
                                                  Three Month
                                  18,590,000 TRY  USD BBA LIBOR       16.75%       2/26/12          $     813,167
                                                  Three Month
                                   7,370,000 TRY  TRYUSD BBA LIBOR    17.25         2/7/12                476,015
                                                  Three Month
                                  11,105,000 TRY  TRYUSD BBA LIBOR    17.30         2/9/12                705,505
                                                                                                    -------------
Merrill Lynch                                     Three Month
International                     3,840,000 TRY   TRYBBA LIBOR        17.10         2/6/12                300,903
                                                                                                    -------------
                                                                                                    $   2,295,590
                                                                                                    =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY              New Turkish Lira

Abbreviation is as follows:

BBA LIBOR        British Bankers' Association London-Interbank Offered Rate

                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                 VALUE           PERCENT
----------------------         ----------------     -------
United States                  $  1,667,284,823        13.9%
France                            1,279,080,678        10.6
Germany                           1,247,391,844        10.4
Japan                             1,065,832,051         8.9
United Kingdom                      944,818,554         7.9
Brazil                              759,383,233         6.3
Canada                              403,272,998         3.4
Australia                           386,129,175         3.2
Peru                                358,238,742         3.0
Russia                              338,301,259         2.8
Mexico                              317,101,585         2.6
European Union                      299,776,742         2.5
Turkey                              296,270,327         2.5
Italy                               293,978,284         2.4
Colombia                            224,559,116         1.9
Greece                              208,728,877         1.7
Nigeria                             208,689,250         1.7
The Netherlands                     185,960,140         1.5
Ukraine                             150,094,733         1.3
Egypt                               121,790,120         1.0
Argentina                           119,595,316         1.0
Austria                              94,648,372         0.8
Philippines                          93,449,724         0.8
Belgium                              90,696,178         0.8
Israel                               85,721,111         0.7
Indonesia                            83,140,225         0.7
Denmark                              72,507,258         0.6
Dominican Republic                   70,084,293         0.6
Kazakhstan                           64,147,187         0.5
Panama                               59,617,010         0.5
Uruguay                              58,908,295         0.5
Venezuela                            55,070,788         0.5
Malaysia                             53,859,444         0.5
Spain                                51,143,157         0.4
Poland                               38,487,429         0.3
Supranational                        31,547,725         0.3
Ghana                                29,547,424         0.2
India                                28,575,379         0.2
Romania                              23,207,310         0.2
Vietnam                              17,386,399         0.1
Zambia                               10,443,093         0.1
El Salvador                           9,534,750         0.1
Guatemala                             5,803,370         0.1
Trinidad & Tobago                     4,654,036         0.0
Swaziland                             4,100,250         0.0
Costa Rica                            3,552,413         0.0
Bulgaria                              3,447,150         0.0
                               ----------------     -------
Total                          $ 12,019,557,617       100.0%
                               ================     =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2008

ASSETS

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $10,306,410,405)                                $ 10,990,477,381
Affiliated companies (cost $ 1,029,080,236)                                     1,029,080,236
                                                                             ----------------
                                                                               12,019,557,617
                                                                             ----------------
Cash                                                                                1,991,892
                                                                             ----------------
Cash--foreign currencies (cost $ 10,340,957)                                       10,339,807
                                                                             ----------------
Unrealized appreciation on foreign currency exchange contracts                    440,416,284
                                                                             ----------------
Swaps, at value                                                                    47,579,063
                                                                             ----------------
Receivables and other assets:
Interest, dividends and principal paydowns                                        188,061,903
Closed foreign currency contracts                                                 135,364,985
Shares of beneficial interest sold                                                 95,748,003
Futures margins                                                                     3,173,222
Investments sold                                                                      753,759
Other                                                                                  57,439
                                                                             ----------------
Total assets                                                                   12,943,043,974
                                                                             ================

LIABILITIES
Options written, at value (premiums received $1,740,965)--see accompanying
statement of investments                                                            1,467,953
                                                                             ----------------
Unrealized depreciation on foreign currency exchange contracts                    165,236,731
                                                                             ----------------
Swaps, at value                                                                    39,390,595
                                                                             ----------------
Payables and other liabilities:
Closed foreign currency contracts                                                 111,498,954
Shares of beneficial interest redeemed                                             31,448,802
Investments purchased on a when-issued or delayed delivery basis                   16,658,648
Dividends                                                                           8,270,381
Distribution and service plan fees                                                  6,213,879
Transfer and shareholder servicing agent fees                                       1,159,038
Trustees' compensation                                                                 37,958
Shareholder communications                                                             25,595
Other                                                                               3,109,711
                                                                             ----------------
Total liabilities                                                                 384,518,245
                                                                             ================
NET ASSETS                                                                   $ 12,558,525,729
                                                                             ================

                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                   $      1,861,039
                                                                             ----------------
Additional paid-in capital                                                     11,237,609,473
                                                                             ----------------
Accumulated net investment loss                                                  (146,555,773)
                                                                             ----------------
Accumulated net realized gain on investments and foreign
  currency transactions                                                           509,885,380
                                                                             ----------------
Net unrealized appreciation on investments and translation of
  assets and liabilities denominated in foreign currencies                        955,725,610
                                                                             ----------------
NET ASSETS                                                                   $ 12,558,525,729
                                                                             ================
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of $ 9,056,227,807 and 1,341,092,327 shares of beneficial
  interest outstanding)                                                      $           6.75
Maximum offering price per share (net asset value plus
  sales charge of 4.75% of offering price)                                   $           7.09
                                                                             ----------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 332,376,041 and 49,393,660 shares of beneficial
  interest outstanding)                                                      $           6.73
                                                                             ----------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 2,008,571,973 and 298,455,693 shares of beneficial
  interest outstanding)                                                      $           6.73
                                                                             ----------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 231,940,853 and 34,439,016 shares of beneficial
  interest outstanding)                                                      $           6.73
                                                                             ----------------
Class Y Shares:
Net asset value, redemption price and offering price per share
  (based on net assets of $ 929,409,055 and 137,658,097 shares
  of beneficial interest outstanding)                                        $           6.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2008

INVESTMENT INCOME

Interest (net of foreign withholding taxes of $ 1,828,140)                   $    230,955,527
                                                                             ----------------
Dividends:
Unaffiliated companies                                                                  1,842
Affiliated companies                                                               16,404,866
                                                                             ----------------
Portfolio lending fees                                                                301,684
                                                                             ----------------
Total investment income                                                           247,663,919
                                                                             ================
EXPENSES
Management fees                                                                    26,221,579
                                                                             ----------------
Distribution and service plan fees:
Class A                                                                             9,260,464
Class B                                                                             1,391,303
Class C                                                                             8,116,652
Class N                                                                               440,384
                                                                             ----------------
Transfer and shareholder servicing agent fees:
Class A                                                                             5,103,796
Class B                                                                               316,563
Class C                                                                               953,350
Class N                                                                               503,376
Class Y                                                                                54,507
                                                                             ----------------
Shareholder communications:
Class A                                                                               157,096
Class B                                                                                16,095
Class C                                                                                32,811
Class N                                                                                 2,376
Class Y                                                                                 2,180
                                                                             ----------------
Custodian fees and expenses                                                           292,249
                                                                             ----------------
Trustees' compensation                                                                 69,383
                                                                             ----------------
Administration service fees                                                               750
                                                                             ----------------
Other                                                                                 298,068
                                                                             ----------------
Total expenses                                                                     53,232,982
Less reduction to custodian expenses                                                  (25,846)
Less waivers and reimbursements of expenses                                          (540,444)
                                                                             ----------------
Net expenses                                                                       52,666,692
                                                                             ================
NET INVESTMENT INCOME                                                             194,997,227

                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on
  options exercised)                                                         $     96,714,904
Closing and expiration of option contracts written                                 12,499,143
Closing and expiration of futures contracts                                        92,917,925
Foreign currency transactions                                                     337,075,107
Swap contracts                                                                    (29,580,087)
                                                                             ----------------
Net realized gain                                                                 509,626,992
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                      (119,668,330)
Translation of assets and liabilities denominated in foreign currencies           511,910,537
Futures contracts                                                                  (2,871,659)
Option contracts written                                                              339,503
Swap contracts                                                                    (24,972,337)
                                                                             ----------------
Net change in unrealized appreciation                                             364,737,714
                                                                             ================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  1,069,361,933
                                                                             ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    40 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS           YEAR
                                                                                   ENDED             ENDED
                                                                              MARCH 31, 2008     SEPTEMBER 30,
                                                                                (UNAUDITED)          2007
                                                                              ---------------  ----------------
OPERATIONS
Net investment income                                                         $   194,997,227  $    257,556,342
                                                                              ---------------  ----------------
Net realized gain                                                                 509,626,992       252,152,510
                                                                              ---------------  ----------------
Net change in unrealized appreciation                                             364,737,714       437,301,778
                                                                              ---------------  ----------------
Net increase in net assets resulting from operations                            1,069,361,933       947,010,630
                                                                              ===============  ================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                          (351,060,109)     (198,019,724)
Class B                                                                           (12,399,592)       (7,485,081)
Class C                                                                           (71,285,272)      (34,902,172)
Class N                                                                            (8,488,221)       (3,994,007)
Class Y                                                                           (33,795,942)      (13,121,592)
                                                                              ---------------  ----------------
                                                                                 (477,029,136)     (257,522,576)
                                                                              ---------------  ----------------
Distributions from net realized gain:
Class A                                                                           (28,021,443)       (9,318,202)
Class B                                                                            (1,084,821)         (500,541)
Class C                                                                            (6,187,775)       (2,033,412)
Class N                                                                              (709,320)         (194,577)
Class Y                                                                            (2,674,800)         (465,053)
                                                                              ---------------  ----------------
                                                                                  (38,678,159)      (12,511,785)
                                                                              ===============  ================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         2,355,257,036     1,722,287,255
Class B                                                                            57,755,871           283,956
Class C                                                                           562,716,053       374,437,685
Class N                                                                            68,503,291        78,446,426
Class Y                                                                           435,676,079       247,318,830
                                                                              ---------------  ----------------
                                                                                3,479,908,330     2,422,774,152
                                                                              ===============  ================
NET ASSETS
Total increase                                                                  4,033,562,968     3,099,750,421
                                                                              ---------------  ----------------
Beginning of period                                                             8,524,962,761     5,425,212,340
                                                                              ---------------  ----------------
End of period (including accumulated net investment
income (loss) of $(146,555,773) and $135,476,136, respectively)               $12,558,525,729  $  8,524,962,761
                                                                              ===============  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      41 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS
                                        ENDED
                                   MARCH 31, 2008                                                 YEAR ENDED SEPTEMBER 30,
CLASS A                              (UNAUDITED)           2007             2006             2005             2004         2003
--------------------------------   --------------       -----------      -----------      -----------      -----------   ---------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                             $         6.41       $      5.80      $      6.01      $      5.63      $      5.33   $    4.38
                                   --------------       -----------      -----------      -----------      -----------   ---------
Income (loss) from investment
operations:
Net investment income                         .13(1)            .24(1)           .22(1)           .23(1)           .13         .20
Net realized and unrealized
gain (loss)                                   .55               .62             (.04)             .62              .47         .95
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total from investment
operations                                    .68               .86              .18              .85              .60        1.15
                                   --------------       -----------      -----------      -----------      -----------   ---------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.31)             (.24)            (.37)            (.41)            (.30)       (.20)
Distributions from net
realized gain                                (.03)             (.01)            (.02)            (.06)              --          --
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total dividends and/or
distributions
to shareholders                              (.34)             (.25)            (.39)            (.47)            (.30)       (.20)
                                   --------------       -----------      -----------      -----------      -----------   ---------
Net asset value, end of
period                             $         6.75       $      6.41      $      5.80      $      6.01      $      5.63   $    5.33
                                   ==============       ===========      ===========      ===========      ===========   =========
TOTAL RETURN, AT NET
ASSET VALUE (2)                             10.92%            15.18%            3.23%           15.53%           11.56%      26.67%
                                   ==============       ===========      ===========      ===========      ===========   =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                         $    9,056,228       $ 6,300,320      $ 4,075,172      $ 2,683,900      $ 1,177,628   $ 429,283
                                   --------------       -----------      -----------      -----------      -----------   ---------
Average net assets (in
thousands)                         $    7,511,180       $ 4,988,412      $ 3,430,374      $ 1,925,344      $   811,608   $ 285,391
                                   --------------       -----------      -----------      -----------      -----------   ---------
Ratios to average net
assets: (3)
Net investment income                        3.89%             3.97%            3.72%            3.85%            2.19%       3.94%
Total expenses                               0.91%(4)          0.94%(4)         0.98%            1.03%            1.13%       1.22%
Expenses after payments, waivers
and/or
reimbursements and
reduction to
custodian expenses                           0.90%             0.93%            0.97%            1.02%            1.13%       1.22%
                                   --------------       -----------      -----------      -----------      -----------   ---------
Portfolio turnover rate                        50%               68%             144%              90%             133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2008       0.92%
Year Ended September 30, 2007         0.95%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      42 | OPPENHEIMER INTERNATIONAL BOND FUND

                                     SIX MONTHS
                                       ENDED
                                   MARCH 31, 2008                                                 YEAR ENDED SEPTEMBER 30,
CLASS B                              (UNAUDITED)            2007             2006            2005             2004         2003
                                   --------------       -----------      -----------      -----------      -----------   ---------
PER SHARE OPERATING DATA
Net asset value, beginning of
 period                            $         6.39       $      5.78      $      5.99      $      5.61      $      5.31   $    4.37
                                   --------------       -----------      -----------      -----------      -----------   ---------
Income (loss) from investment
 operations:
Net investment income                         .10(1)            .19(1)           .17(1)           .17(1)           .08         .16
Net realized and unrealized
 gain (loss)                                  .56               .62             (.04)             .63              .47         .94
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total from investment operations              .66               .81              .13              .80              .55        1.10
                                   --------------       -----------      -----------      -----------      -----------   ---------
Dividends and/or distributions
 to shareholders:
Dividends from net
 investment income                           (.29)             (.19)            (.32)            (.36)            (.25)       (.16)
Distributions from net realized
 gain                                        (.03)             (.01)            (.02)            (.06)              --          --
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total dividends and/or
 distributions
 to shareholders                             (.32)             (.20)            (.34)            (.42)            (.25)       (.16)
                                   --------------       -----------      -----------      -----------      -----------   ---------
Net asset value, end of period     $         6.73       $      6.39      $      5.78      $      5.99      $      5.61   $    5.31
                                   ==============       ===========      ===========      ===========      ===========   =========

TOTAL RETURN, AT NET
ASSET VALUE (2)                             10.51%            14.26%            2.35%           14.58%           10.66%      25.48%
                                   ==============       ===========      ===========      ===========      ===========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
 period (in thousands)             $      332,376       $   259,285      $   234,848      $   224,381      $   167,621   $ 134,661
                                   --------------       -----------      -----------      -----------      -----------   ---------
Average net assets (in thousands)  $      288,078       $   240,238      $   229,871      $   201,541      $   153,117   $ 119,232
                                   --------------       -----------      -----------      -----------      -----------   ---------
Ratios to average net assets: (3)
Net investment income                        3.09%             3.12%            2.88%            2.95%            1.40%       3.20%
Total expenses                               1.72%(4)          1.79%(4)         1.83%            1.89%            1.98%       2.03%
Expenses after payments,
 waivers and/or
reimbursements and reduction to
 custodian expenses                          1.71%             1.78%            1.83%            1.89%            1.98%       2.03%
                                   --------------       -----------      -----------      -----------      -----------   ---------
Portfolio turnover rate                        50%               68%             144%              90%             133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2008      1.73%
Year Ended September 30, 2007        1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      43 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

                                     SIX MONTHS
                                       ENDED
                                   MARCH 31, 2008                                                  YEAR ENDED SEPTEMBER 30,
CLASS C                             (UNAUDITED)            2007              2006            2005             2004         2003
                                   --------------       -----------      -----------      -----------      -----------   ---------
PER SHARE OPERATING DATA
Net asset value, beginning
of period                          $         6.39       $      5.78      $      5.99      $      5.61      $      5.31   $    4.37
                                   --------------       -----------      -----------      -----------      -----------   ---------
Income (loss) from
investment operations:
Net investment income                         .10(1)            .20(1)           .17(1)           .18(1)           .09         .16
Net realized and unrealized
gain (loss)                                   .56               .62             (.03)             .63              .46         .94
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total from investment
operations                                    .66               .82              .14              .81              .55        1.10
                                   --------------       -----------      -----------      -----------      -----------   ---------
Dividends and/or distributions
to shareholders:
Dividends from net
investment income                            (.29)             (.20)            (.33)            (.37)            (.25)       (.16)
Distributions from net
realized gain                                (.03)             (.01)            (.02)            (.06)              --          --
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total dividends and/or
distributions
to shareholders                              (.32)             (.21)            (.35)            (.43)            (.25)       (.16)
                                   --------------       -----------      -----------      -----------      -----------   ---------
Net asset value, end of
period                             $         6.73       $      6.39      $      5.78      $      5.99      $      5.61   $    5.31
                                   ==============       ===========      ===========      ===========      ===========   =========
TOTAL RETURN, AT NET ASSET
VALUE (2)                                   10.56%            14.39%            2.46%           14.70%           10.75%      25.48%
                                   ==============       ===========      ===========      ===========      ===========   =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                     $    2,008,572       $ 1,357,937      $   875,032      $   560,138      $   233,311   $  90,248
                                   --------------       -----------      -----------      -----------      -----------   ---------
Average net assets (in
thousands)                         $    1,649,879       $ 1,078,601      $   717,977      $   401,401      $   170,796   $  63,198
                                   --------------       -----------      -----------      -----------      -----------   ---------
Ratios to average net
assets: (3)
Net investment income                        3.17%             3.24%            2.98%            3.10%            1.46%       3.15%
Total expenses                               1.62%(4)          1.67%(4)         1.71%            1.77%            1.88%       2.02%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                     1.61%             1.66%            1.71%            1.77%            1.88%       2.02%
                                   --------------       -----------      -----------      -----------      -----------   ---------
Portfolio turnover rate                        50%               68%             144%              90%             133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2008     1.63%
Year Ended September 30, 2007       1.68%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      44 | OPPENHEIMER INTERNATIONAL BOND FUND

                                     SIX MONTHS
                                        ENDED
                                    MARCH 31, 2008                                                YEAR ENDED SEPTEMBER 30,
CLASS N                              (UNAUDITED)           2007              2006             2005            2004         2003
                                   ---------------      -----------      -----------      -----------      -----------   ---------
PER SHARE OPERATING DATA
Net asset value, beginning
of period                          $         6.40       $      5.79      $      6.00      $      5.61      $      5.32   $    4.37
                                   --------------       -----------      -----------      -----------      -----------   ---------
Income (loss) from
investment operations:
Net investment income                         .11(1)            .22(1)           .19(1)           .20(1)           .12         .18
Net realized and unrealized
gain (loss)                                   .55               .61             (.04)             .64              .45         .95
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total from investment operations              .66               .83              .15              .84              .57        1.13
                                   --------------       -----------      -----------      -----------      -----------   ---------
Dividends and/or distributions
to shareholders:
Dividends from net
investment income                            (.30)             (.21)            (.34)            (.39)            (.28)       (.18)
Distributions from net
realized gain                                (.03)             (.01)            (.02)            (.06)              --          --
                                   --------------       -----------      -----------      -----------      -----------   ---------
Total dividends and/or
distributions to shareholders                (.33)             (.22)            (.36)            (.45)            (.28)       (.18)
                                   --------------       -----------      -----------      -----------      -----------   ---------
Net asset value, end of period     $         6.73       $      6.40      $      5.79      $      6.00      $      5.61   $    5.32
                                   ==============       ===========      ===========      ===========      ===========   =========
TOTAL RETURN, AT NET ASSET
VALUE (2)                                   10.54%            14.71%            2.78%           15.27%           11.00%      26.31%
                                   ==============       ===========      ===========      ===========      ===========   =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (in thousands)              $      231,941       $   153,181      $    63,432      $    46,533      $    18,641   $   4,640
                                   --------------       -----------      -----------      -----------      -----------   ---------
Average net assets
(in thousands)                     $      190,011       $   112,319      $    55,216      $    30,696      $    10,769   $   2,653
                                   --------------       -----------      -----------      -----------      -----------   ---------
Ratios to average
net assets: (3)
Net investment income                        3.48%             3.56%            3.29%            3.45%            1.83%       3.56%
Total expenses                               1.52%(4)          1.61%(4)         1.58%            1.47%            1.49%       1.57%
Expenses after payments,
waivers and/or
reimbursements and reduction to
custodian expenses                           1.32%             1.37%            1.42%            1.46%            1.49%       1.57%
                                   --------------       -----------      -----------      -----------      -----------   ---------
Portfolio turnover rate                        50%               68%             144%              90%             133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2008         1.53%
Year Ended September 30, 2007           1.62%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      45 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

                                                   SIX MONTHS
                                                      ENDED
                                                  MARCH 31, 2008                                 YEAR ENDED SEPTEMBER 30,
CLASS Y                                            (UNAUDITED)        2007           2006           2005          2004(1)
-----------------------------------------------   --------------  -----------     -----------    -----------    -----------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $      6.41     $      5.80     $      6.01    $      5.63    $      5.58
                                                  -----------     -----------     -----------    -----------    -----------
Income (loss) from investment operations:
Net investment income (loss)                              .14(2)          .27(2)          .24(2)         .25(2)          --(3)
Net realized and unrealized gain (loss)                   .56             .62            (.04)           .63            .05
                                                  -----------     -----------     -----------    -----------    -----------
Total from investment operations                          .70             .89             .20            .88            .05
                                                  -----------     -----------     -----------    -----------    -----------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.33)           (.27)           (.39)          (.44)            --
Distributions from net realized gain                     (.03)           (.01)           (.02)          (.06)            --
                                                  -----------     -----------     -----------    -----------    -----------
Total dividends and/or distributions
to shareholders                                          (.36)           (.28)           (.41)          (.50)            --
                                                  -----------     -----------     -----------    -----------    -----------
Net asset value, end of period                    $      6.75     $      6.41     $      5.80    $      6.01    $      5.63
                                                  ===========     ===========     ===========    ===========    ===========
TOTAL RETURN, AT NET ASSET VALUE (4)                    11.14%          15.63%           3.64%         15.96%          0.92%
                                                  ===========     ===========     ===========    ===========    ===========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)          $   929,409     $   454,240     $   176,728    $    37,286    $    14,268
                                                  -----------     -----------     -----------    -----------    -----------
Average net assets (in thousands)                 $   703,108     $   299,298     $    97,992    $    25,559    $     7,086
                                                  -----------     -----------     -----------    -----------    -----------
Ratios to average net assets: (5)
Net investment income                                    4.26%           4.38%           4.11%          4.23%          4.84%
Total expenses                                           0.53%(6)        0.55%(6)        0.56%          0.67%          1.17%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.52%           0.54%           0.56%          0.66%          1.17%
                                                  -----------     -----------     -----------    -----------    -----------
Portfolio turnover rate                                    50%             68%            144%            90%           133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3.    Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.    Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2008         0.54%
Year Ended September 30, 2007           0.56%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      46 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the "Fund") is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between

                      47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

                      48 | OPPENHEIMER INTERNATIONAL BOND FUND

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                  WHEN-ISSUED OR DELAYED
                                DELIVERY BASIS TRANSACTIONS
                                ---------------------------
Purchased securities            $                16,658,648

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities that were in default had a market value of zero.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                      49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $     11,336,137,960
Federal tax cost of other investments           1,943,808,736
                                         --------------------
Total federal tax cost                   $     13,279,946,696
                                         ====================
Gross unrealized appreciation            $        878,402,617
Gross unrealized depreciation                    (204,873,672)
                                         --------------------
Net unrealized appreciation              $        673,528,945
                                         ====================

                      50 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the

                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                              SHARES            AMOUNT           SHARES            AMOUNT
                           ------------    ---------------    ------------    ---------------
CLASS A
Sold                        443,735,799    $ 2,915,169,514     433,932,882    $ 2,659,913,820
Dividends and/or
distributions reinvested     46,151,478        298,269,874      25,787,295        158,485,899
Redeemed                   (130,996,754)      (858,182,352)   (179,871,991)    (1,096,112,464)
                           ------------    ---------------    ------------    ---------------
Net increase                358,890,523    $ 2,355,257,036     279,848,186    $ 1,722,287,255
                           ============    ===============    ============    ===============

CLASS B
Sold                         13,430,387    $    87,935,609      10,415,726    $    63,664,138
Dividends and/or
distributions reinvested      1,691,595         10,864,167       1,057,950          6,467,460
Redeemed                     (6,286,327)       (41,043,905)    (11,528,127)       (69,847,642)
                           ------------    ---------------    ------------    ---------------
Net increase (decrease)       8,835,655    $    57,755,871         (54,451)   $       283,956
                           ============    ===============    ============    ===============

CLASS C
Sold                         99,458,617    $   651,154,407      88,253,662    $   539,409,592
Dividends and/or
distributions reinvested      7,468,293         47,980,569       3,770,947         23,093,523
Redeemed                    (20,861,746)      (136,418,923)    (30,938,093)      (188,065,430)
                           ------------    ---------------    ------------    ---------------
Net increase                 86,065,164    $   562,716,053      61,086,516    $   374,437,685
                           ============    ===============    ============    ===============

CLASS N
Sold                         13,128,465    $    85,778,624      16,571,249    $   100,240,959
Dividends and/or
distributions reinvested      1,337,438          8,611,243         633,640          3,890,963
Redeemed                     (3,967,814)       (25,886,576)     (4,223,784)       (25,685,496)
                           ------------    ---------------    ------------    ---------------
Net increase                 10,498,089    $    68,503,291      12,981,105    $    78,446,426
                           ============    ===============    ============    ===============

                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

                           SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                              SHARES           AMOUNT            SHARES           AMOUNT
                           ------------    ---------------    ------------    ---------------
CLASS Y
Sold                         71,019,970    $   463,646,170      42,411,954    $   259,884,092
Dividends and/or
distributions reinvested      5,028,087         32,500,861       2,027,388         12,488,704
Redeemed                     (9,207,197)       (60,470,952)     (4,082,901)       (25,053,966)
                           ------------    ---------------    ------------    ---------------
Net increase                 66,840,860    $   435,676,079      40,356,441    $   247,318,830
                           ============    ===============    ============    ===============

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                  PURCHASES          SALES
                                --------------   --------------
Investment securities           $6,205,099,722   $3,027,144,695
U.S. government and
government agency obligations      479,166,172      711,827,625

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------
Up to $200 million              0.75%
Next $200 million               0.72
Next $200 million               0.69
Next $200 million               0.66
Next $200 million               0.60
Next $4 billion                 0.50
Over $5 billion                 0.48

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $6,561,449 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $8,480,966, $24,358,471 and $2,135,201, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A        CONTINGENT     CONTINGENT       CONTINGENT     CONTINGENT
                           FRONT-END        DEFERRED       DEFERRED         DEFERRED       DEFERRED
                         SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------      -------------   -------------   -------------   -------------   -------------
March 31, 2008           $   1,558,681   $     136,819   $     289,409   $     173,585   $       5,185

                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2008, OFS waived $176,329 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $364,115 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. FUTURES CONTRACTS Continued

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

Written option activity for the six months ended March 31, 2008 was as follows:

                                      CALL OPTIONS                           PUT OPTIONS
                            ---------------------------------     ----------------------------------
                               NUMBER OF          AMOUNT OF          NUMBER OF          AMOUNT OF
                               CONTRACTS          PREMIUMS           CONTRACTS          PREMIUMS
                            ---------------    ---------------    ---------------    ---------------
Options outstanding as of
September 30, 2007               15,320,000    $        96,794         15,320,000    $        96,917
Options written              76,126,860,000         13,536,970     48,200,375,000         10,654,326
Options closed or expired   (46,403,540,000)        (7,324,150)   (26,313,925,000)        (5,913,620)
Options exercised           (25,324,530,000)        (5,441,777)   (17,487,660,000)        (3,964,495)
                            ---------------    ---------------    ---------------    ---------------
Options outstanding as of
March 31, 2008                4,414,110,000    $       867,837      4,414,110,000    $       873,128
                            ===============    ===============    ===============    ===============

8. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional

                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. SWAP CONTRACTS Continued

value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counter-parties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

      Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

9. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will

                    58 | OPPENHEIMER INTERNATIONAL BOND FUND not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

10. UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $24,636,364 at March 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of March 31, 2008, the Fund had unfunded purchase commitments as follows:

                                           COMMITMENT
                                           TERMINATION     UNFUNDED
                                              DATE          AMOUNT
                                           -----------   ------------
Deutsche Bank AG, Optic Reforma
Credit Linked Nts.                             10/3/15   $ 24,636,364

11. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

      As of March 31, 2008, the Fund had no securities on loan.

                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

12. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    61 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2008
By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2008